Income Taxes (Summary of Income Tax Examinations) (Details)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of Income Tax Examinations
As of December 31, 2024, the following tax years remain subject to examination for the major jurisdictions where we conduct business:

Jurisdiction	Years
United States	2017	to	2024
Brazil	2019	to	2024
China	2014	to	2024
South Korea	2020	to	2024

Minimum | United States | Domestic Tax Authority
Income Tax Examination
Income Tax Examination, Year under Examination	2017
Minimum | Brazil | Foreign Tax Authority
Income Tax Examination
Income Tax Examination, Year under Examination	2019
Minimum | China | Foreign Tax Authority
Income Tax Examination
Income Tax Examination, Year under Examination	2014
Minimum | Korea (South), Won | Foreign Tax Authority
Income Tax Examination
Income Tax Examination, Year under Examination	2020
Maximum | United States | Domestic Tax Authority
Income Tax Examination
Income Tax Examination, Year under Examination	2024
Maximum | Brazil | Foreign Tax Authority
Income Tax Examination
Income Tax Examination, Year under Examination	2024
Maximum | China | Foreign Tax Authority
Income Tax Examination
Income Tax Examination, Year under Examination	2024
Maximum | Korea (South), Won | Foreign Tax Authority
Income Tax Examination
Income Tax Examination, Year under Examination	2024